INVENTORIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Beginning balance	$ 1,001,452	$ 1,101,188
Addition	2,450,213	1,934,836
Less: write-off	(3,353,178)	(1,978,052)
Exchange rate effect	(26,644)	(56,520)
Ending balance	71,843	1,001,452
Discontinued Operations [Member]
Inventory [Line Items]
Beginning balance	(1,001,452)
Ending balance	0	(1,001,452)
Continuing Operations [Member]
Inventory [Line Items]
Beginning balance	0
Ending balance	$ 71,843	$ 0